Common Stock (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Common stock value issued	$ 30,000
Common stock shares issued	120,000
Common stock shares issued, per share	$ 0.25
Common shares issued for services rendered, amount	$ 95,625
Company cancelled common shares issued for services rendered	187,500
Common shares issued for services rendered, per share	$ 0.51
Officers, Directors And Consultants
Issuance of common shares for services	470,000
Issuance of common shares for services per share	$ 0.15